Subsequent Event	12 Months Ended
Jun. 30, 2024
Subsequent Event [Abstract]
Subsequent Event

Note 8 – Subsequent Event

The Company has evaluated subsequent events through the issuance of these financial statements, and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements except for the following:

Note Purchase Agreements

On August 5, 2024, the Company entered into note purchase agreements (the “NPA”) for an aggregate financing of $1.8 million with five accredited investors (“Investors”). At the first closing under the NPA, which occurred on August 5, 2024, the Company issued to the investor’s convertible promissory notes in the aggregate principal amount of $1,800,000 (the “Notes”) to purchase shares of the Company’s common stock, par value $0.0001 per share. At a second closing under the NPA, which occurred on August 27, 2024, the Company issued convertible promissory notes to five additional accredited Investors in the aggregate principal amount of $1,345,000 for aggregate proceeds of $3,145,000. The Company may hold additional closings, but there is no guarantee as to how much additional proceeds, if any, it will receive.

Government Contract

On September 6, 2024, the Company won $11.717 million DARPA contract for nano-scale semiconductors to develop heterogeneous integration technology compatible with leading edge and future advanced-node semiconductors. Technology applications include AI, mobile devices and 5G/6G. This DARPA contract to Aeluma is structured with $5.974 million provided over 18 months, and the $5.743 million balance provided over the following 18 months as Aeluma meets certain milestones. Teledyne Scientific Company, the Central Research Laboratory of Teledyne, is a proposed subcontractor to assist with defining target materials and with developing strategies for demonstrating program metrics. The University of California Santa Barbara is also a proposed subcontractor to support the implementation of test devices.